Basis of Presentation - Schedule of Cumulative Effect for Adoption of New Accounting Pronouncement (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other	$ 5,189	$ 5,124	$ 5,453
Operating lease right-of-use assets	23,105	23,241
Other assets	10,442	9,669	11,717
Accounts payable and accrued liabilities	18,664	22,498	22,501
Other current liabilities	8,332	8,237	8,239
Current operating lease liabilities	2,997	2,931
Deferred income taxes	34,344	33,934	33,795
Non-current operating lease liabilities	18,971	19,203
Other liabilities	11,632	12,107	13,922
Retained earnings	46,493	43,952	43,542
Noncontrolling interests	$ 1,604	1,566	$ 1,565
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other		(329)
Operating lease right-of-use assets		23,241
Other assets		(2,048)
Accounts payable and accrued liabilities		(3)
Other current liabilities		(2)
Current operating lease liabilities		2,931
Deferred income taxes		139
Non-current operating lease liabilities		19,203
Other liabilities		(1,815)
Retained earnings		410
Noncontrolling interests		$ 1